Group statement of changes in equity (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Dividends per share: Ordinary - paid during the period (USD per share)	$ 2.250	$ 4.170
Dividends per share: Special - paid during the period (in USD per share)	0	0.620
Ordinary dividends per share: announced with the results for the period (in USD per share)	$ 1.770	$ 2.670